Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Disclosures
Schedule of compensation for key management personnel

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Short-term benefits(1)	$0.9	$0.9	$1.9	$1.8
Share-based payments(2)	1.5	1.3	4.1	3.9
	$2.4	$2.2	$6.0	$5.7
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the period.